Restructuring and Impairments (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Charges Related to the Restructuring Program
Total cumulative pre-tax costs for the program, which concluded in 2021, were $313.2 million as summarized below.

Classification and Type of Charge (in thousands)	Note	2021	2020	2019	Total cumulative charges
Restructuring, acquisition, integration and other, net
Personnel related(1)	(22)	$845	$904	$70,578	$72,327
Contract and other costs(1)		1,762	1,835	52,249	55,846
Accounts receivable(2)		(246)	(622)	10,825	9,957
Inventories		—	1,014	12,336	13,350
Prepaid expenses and other assets(2)		—	127	17,012	17,139
		2,361	3,258	163,000	168,619
Long-lived asset impairments
Property, plant and equipment	(9)	—	1,034	98,472	99,506
Intangible assets	(11)	—	—	40,301	40,301
		—	1,034	138,773	139,807
Other income, net
Equity method investment impairment	(10)	—	—	4,799	4,799

Total		$2,361	$4,292	$306,572	$313,225
(1)During the year ended December 31, 2019, personnel related and contract and other costs include $2,956 and $15,676, respectively, due to related parties.
(2)During the year ended December 31, 2019, accounts receivable and prepaid expenses and other assets includes $5,984 and $2,270, respectively due from related parties.

Summary of Cash Components of Restructuring Activity

(in thousands)	Personnel Related	Contract and Other Costs	Total
Liability at December 31, 2019	$27,999	$32,233	$60,232
Additional costs incurred in 2020	4,542	3,300	7,842
Release of accrual	(3,638)	(1,465)	(5,103)
Payments	(24,355)	(27,347)	(51,702)
Foreign currency translation adjustment	139	(242)	(103)
Liability at December 31, 2020	4,687	6,479	11,166
Additional costs incurred in 2021	1,725	7,294	9,019
Release of accrual	(880)	(5,532)	(6,412)
Payments	(5,273)	(6,690)	(11,963)
Foreign currency translation adjustment	(144)	(161)	(305)
Liability at December 31, 2021	$115	$1,390	$1,505